Income Taxes (Schedule Of Global Tax Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 197,696,000		$ 181,576,000		$ 148,270,000
Tax variance as a result of global activities	(43,625,000)	[1],[2]	(50,600,000)	[1],[2]	(51,878,000)	[1],[2]
Income arising from non taxable items	32,355,000		76,650,000		55,340,000
Income from continuing operations before income tax	230,051,000		258,226,000	[3],[4],[5],[6]	203,610,000	[3],[4]	138,643,000	191,214,000
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	(33,149,000)		(82,943,000)		(120,135,000)
Local statutory tax rate	25.00%	[7]	25.00%	[7]	25.50%	[7]
Variance to Dutch statutory tax rate of 25.5%					0.00%
Variance to Dutch statutory tax rate of 25.0%	0.00%		0.00%
Tax variance as a result of global activities		[2]		[2]		[2]
Ireland [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	91,973,000		147,291,000		162,520,000
Local statutory tax rate	12.50%	[7]	12.50%	[7]	12.50%	[7]
Variance to Dutch statutory tax rate of 25.5%					(13.00%)
Variance to Dutch statutory tax rate of 25.0%	(12.50%)		(12.50%)
Tax variance as a result of global activities	(11,497,000)	[2]	(18,411,000)	[2]	(21,128,000)	[2]
United States Of America [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	5,204,000		(7,676,000)		(10,519,000)
Local statutory tax rate	37.60%	[7]	37.60%	[7]	37.30%	[7]
Variance to Dutch statutory tax rate of 25.5%					11.80%
Variance to Dutch statutory tax rate of 25.0%	12.60%		12.60%
Tax variance as a result of global activities	656,000	[2]	(967,000)	[2]	(1,241,000)	[2]
Sweden [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	3,384,000		26,000		912,000
Local statutory tax rate	18.70%	[7]	18.70%	[7]	19.00%	[7]
Variance to Dutch statutory tax rate of 25.5%					(6.50%)
Variance to Dutch statutory tax rate of 25.0%	(6.30%)		(6.30%)
Tax variance as a result of global activities	(213,000)	[2]	(2,000)	[2]	(59,000)	[2]
Isle Of Man [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	130,284,000		124,878,000		115,492,000
Local statutory tax rate	0.00%	[7]	0.00%	[7]	0.00%	[7]
Variance to Dutch statutory tax rate of 25.5%					(25.50%)
Variance to Dutch statutory tax rate of 25.0%	(25.00%)		(25.00%)
Tax variance as a result of global activities	$ (32,571,000)	[2]	$ (31,220,000)	[2]	$ (29,450,000)	[2]

[1]	The following tables summarizes our global tax activities into each specific tax jurisdiction for each of the years presented:
[2]	The tax variance as a result of global activities is mainly caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in The Netherlands.
[3]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[4]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[5]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[6]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").
[7]	The local statutory income tax expense for our significant tax jurisdictions (The Netherlands, Ireland and Isle of Man) does not differ from the actual income tax expense.